CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 36,307	$ 17,552
Cost of revenue	40,219	20,812
Gross margin	(3,912)	(3,260)
Operating expenses:
Sales and marketing	14,829	17,462
Research and development	15,941	14,703
General and administrative	14,705	12,425
Total operating expenses	45,475	44,590
Loss from operations	(49,387)	(47,850)
Other income (expense), net:
Interest expense	(20,806)	(12,548)
Change in fair value of warrants and embedded derivatives	(84,455)	1,493
Other expenses, net	(1,471)	(503)
Total other income (expense)	(106,732)	(11,558)
Loss before income taxes	(156,119)	(59,408)
Income tax expense	(5)	(6)
Net loss	$ (156,124)	$ (59,414)
Net loss per share attributable to common shareholders, basic and diluted	$ (17.48)	$ (6.05)
Weighted average shares used in computing net loss per share, basic and diluted	9,474,749	10,703,380
Service revenue
Revenue	$ 15,645	$ 13,482
Cost of revenue	21,187	16,958
Hardware revenue
Revenue	20,662	4,070
Cost of revenue	$ 19,032	$ 3,854